Convertible Promissory Notes (Tables)	6 Months Ended
Dec. 31, 2024
Convertible Promissory Notes [Abstract]
Schedule of Convertible Promissory Notes

The balance of convertible promissory notes as of December 31, 2024 and June 30, 2024 consisted of the following:

	As of December 31,	As of June 30,
	2024	2024
	(unaudited)
Debt from SIS SPAC INVESTMENT FUND PTE. LTD.	$-	$1,000,000
Debt from Song Diego Corporation	-	1,000,000
Debt from Shan Ling Ge	-	850,000
Debt from Kia Hong Lim	-	550,000
Debt from SIS GLOBAL FUND VCC	-	500,000
Debt from Simon Meng	-	335,000
Debt from Ling Fei Yen	-	250,000
Debt from Lik Qi Lim	-	200,000
Debt from Ah Lian Ng	-	104,074
Debt from Hwee Hai Lim	-	100,000
Total Convertible Promissory Notes	$-	$4,889,074